Derivative Financial Instruments	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments

10. Derivative Financial Instruments

The Company uses derivative financial instruments, primarily foreign currency forward exchange contracts and interest rate swaps, for the purposes of managing foreign currency exchange rate risk and interest rate risk on expected future cash flows. However, the Company may choose not to hedge certain exposures for a variety of reasons including, but not limited to, accounting considerations and the prohibitive economic cost of hedging particular exposures. There can be no assurance the hedges will offset more than a portion of the financial impact resulting from movements in foreign currency exchange or interest rates.

The Company enters into foreign currency forward exchange contracts primarily to hedge the risk that unremitted or future royalties and license fees owed to its U.S. companies for the sale or licensing of U.S.-based music and merchandise abroad may be adversely affected by changes in foreign currency exchange rates. The Company focuses on managing the level of exposure to the risk of foreign currency exchange rate fluctuations on its major currencies, which include the Euro, British pound sterling, Japanese yen, Canadian dollar, Swedish krona, Australian dollar, Brazilian real, Korean won and Norwegian krone. The Company also may at times choose to hedge foreign currency risk associated with financing transactions such as third-party debt and other balance sheet items. The Company’s foreign currency forward exchange contracts have not been designated as hedges under the criteria prescribed in ASC 815. The Company records these contracts at fair value on its balance sheet and the related gains and losses are immediately recognized in the consolidated statement of operations where there is an offsetting entry related to the underlying exposure.

In prior periods, certain foreign currency forward exchange contracts were designated and qualified as cash flow hedges under the criteria prescribed in ASC 815. The Company recorded these contracts at fair value on its balance sheet and gains or losses on these contracts were deferred in equity (as a component of comprehensive loss). These deferred gains and losses were recognized in income in the period in which the related royalties and license fees being hedged were received and recognized in income. However, to the extent that any of these contracts were not considered to be perfectly effective in offsetting the change in the value of the royalties and license fees being hedged, any changes in fair value relating to the ineffective portion of these contracts were immediately recognized in the consolidated statement of operations.

The Company has entered into, and in the future may enter into, interest rate swaps to manage interest rate risk. These instruments may offset a portion of changes in income or expense, or changes in fair value of the Company’s long-term debt. The interest rate swap instruments are designated and qualify as cash flow hedges under the criteria prescribed in ASC 815. The Company records these contracts at fair value on its balance sheet and gains or losses on these contracts are deferred in equity (as a component of comprehensive loss).

The fair value of foreign currency forward exchange contracts is determined by using observable market transactions of spot and forward rates (i.e., Level 2 inputs) which is discussed further in Note 13. Additionally, netting provisions are provided for in existing International Swap and Derivative Association Inc. agreements in situations where the Company executes multiple contracts with the same counterparty. As a result, net assets or liabilities resulting from foreign exchange derivatives subject to these netting agreements are classified within other current assets or other current liabilities in the Company’s consolidated balance sheets.

The Company’s hedged interest rate transactions as of December 31, 2019 are expected to be recognized within 4 years. The fair value of interest rate swaps is based on dealer quotes of market rates (i.e., Level 2 inputs) which is discussed further in Note 13. Interest income or expense related to interest rate swaps is recognized in interest income, net in the same period as the related expense is recognized. The ineffective portions of interest rate swaps are recognized in other income/(expense), net in the period measured.

The Company monitors its positions with, and the credit quality of, the financial institutions that are party to any of its financial transactions.

As of December 31, 2019, the Company had outstanding hedge contracts for the sale of $288 million and the purchase of $148 million of foreign currencies at fixed rates that will be settled by September 2020. As of December 31, 2019, the Company had no unrealized deferred gains or losses in comprehensive loss related to foreign exchange hedging. As of September 30, 2019, the Company had no outstanding hedge contracts and no deferred gains or losses in comprehensive loss related to foreign exchange hedging.

As of December 31, 2019, the Company had outstanding $820 million in pay-fixed receive-variable interest rate swaps with $5 million of unrealized deferred losses in comprehensive income related to the interest rate swaps. As of September 30, 2019, the Company had outstanding $820 million in pay-fixed receive-variable interest rate swaps with $8 million of unrealized deferred losses in comprehensive income related to the interest rate swaps.

The realized pre-tax losses and unrealized pre-tax losses of the Company’s foreign exchange forward exchange contracts for the three months ended December 31, 2019 were $1 million and $3 million, respectively. These realized and unrealized losses were recorded in the consolidated statement of operations as other (expense) income. The realized pre-tax gains of the Company’s foreign exchange forward contracts for the three months ended December 31, 2018 were nil. The unrealized pre-tax gains of the Company’s foreign exchange forward contracts recorded in the consolidated statement of operations as other income were $5 million for the three months ended December 31, 2018. The unrealized pre-tax losses of the Company’s foreign exchange forward contracts recorded in other comprehensive income were $3 million for the three months ended December 31, 2018.

The unrealized pre-tax gains of the Company’s derivative interest rate swaps designated as cash flow hedges recorded in other comprehensive income during the three months ended December 31, 2019 was $4 million. The unrealized pre-tax losses of the Company’s derivative interest rate swaps designated as cash flow hedges recorded in other comprehensive income during the three months ended December 31, 2018 was $6 million.

The following is a summary of amounts recorded in the consolidated balance sheets pertaining to the Company’s derivative instruments at December 31, 2019 and September 30, 2019:

	December 31, 2019 (a)	September 30, 2019 (b)
	(in millions)
Other current assets	$—	$—
Other current liabilities	(3)	—
Other noncurrent assets	4	2
Other noncurrent liabilities	(11)	(13)

(a)

$5 million and $8 million of foreign exchange derivative contracts in asset and liability positions, respectively, and $4 million and $11 million of interest rate swaps in asset and liability positions, respectively.

(b)	$2 million and $13 million of interest rate swaps in asset and liability positions, respectively.

14. Derivative Financial Instruments

The Company uses derivative financial instruments, primarily foreign currency forward exchange contracts and interest rate swaps, for the purposes of managing foreign currency exchange rate risk and interest rate risk on expected future cash flows. However, the Company may choose not to hedge certain exposures for a variety of reasons including, but not limited to, accounting considerations and the prohibitive economic cost of hedging particular exposures. There can be no assurance the hedges will offset more than a portion of the financial impact resulting from movements in foreign currency exchange or interest rates.

The Company enters into foreign currency forward exchange contracts primarily to hedge the risk that unremitted or future royalties and license fees owed to its U.S. companies for the sale or licensing of U.S.-based music and merchandise abroad may be adversely affected by changes in foreign currency exchange rates. The Company focuses on managing the level of exposure to the risk of foreign currency exchange rate fluctuations on its major currencies, which include the Euro, British pound sterling, Japanese yen, Canadian dollar, Swedish krona, Australian dollar, Brazilian real, Korean won and Norwegian krone. The foreign currency forward exchange contracts related to royalties are designated and qualify as cash flow hedges under the criteria prescribed in ASC 815. The Company records these contracts at fair value on its balance sheet and gains or losses on these contracts are deferred in equity (as a component of comprehensive loss). These deferred gains and losses are recognized in income in the period in which the related royalties and license fees being hedged are received and recognized in income. However, to the extent that any of these contracts are not considered to be perfectly effective in offsetting the change in the value of the royalties and license fees being hedged, any changes in fair value relating to the ineffective portion of these contracts are immediately recognized in the consolidated statement of operations.

The Company may at times choose to hedge foreign currency risk associated with financing transactions such as third-party debt and other balance sheet items. The foreign currency forward exchange contracts related to balance sheet items denominated in foreign currency are reviewed on a contract-by-contract basis and are designated accordingly. If these foreign currency forward exchange contracts do not qualify for hedge accounting, then the Company records these contracts at fair value on its balance sheet and the related gains and losses are immediately recognized in the consolidated statement of operations where there is an equal and offsetting entry related to the underlying exposure.

The Company has entered into, and in the future may enter into, interest rate swaps to manage interest rate risk. These instruments may offset a portion of changes in income or expense, or changes in fair value of the Company’s long-term debt. The interest rate swap instruments are designated and qualify as cash flow hedges under the criteria prescribed in ASC 815. The Company records these contracts at fair value on its balance sheet and gains or losses on these contracts are deferred in equity (as a component of comprehensive loss).

The fair value of foreign currency forward exchange contracts is determined by using observable market transactions of spot and forward rates (i.e., Level 2 inputs) which is discussed further in Note 17. Additionally, netting provisions are provided for in existing International Swap and Derivative Association Inc. agreements in situations where the Company executes multiple contracts with the same counterparty. As a result, net assets or liabilities resulting from foreign exchange derivatives subject to these netting agreements are classified within other current assets or other current liabilities in the Company’s consolidated balance sheets.

The Company’s hedged interest rate transactions as of September 30, 2019 are expected to be recognized within five years. The fair value of interest rate swaps is based on dealer quotes of market rates (i.e., Level 2 inputs) which is discussed further in Note 17. Interest income or expense related to interest rate swaps is recognized in interest income, net in the same period as the related expense is recognized. The ineffective portions of interest rate swaps are recognized in other income/(expense), net in the period measured.

The Company monitors its positions with, and the credit quality of, the financial institutions that are party to any of its financial transactions.

As of September 30, 2019, the Company had no outstanding hedge contracts and no deferred gains or losses in comprehensive loss related to foreign exchange hedging. As of September 30, 2018, the Company had no outstanding hedge contracts and no deferred gains or losses in comprehensive loss related to foreign exchange hedging.

As of September 30, 2019, the Company had outstanding $820 million in pay-fixed receive-variable interest rate swaps with $8 million of unrealized deferred losses in comprehensive income related to the interest rate swaps. As of September 30, 2018, the Company had outstanding $320 million in pay-fixed receive-variable interest rate swaps with $3 million of unrealized deferred gains in comprehensive income related to the interest rate swaps.

The pre-tax losses of the Company’s derivative interest rate swaps designated as cash flow hedges recorded in other comprehensive income and the Consolidated Statement of Comprehensive Income during the twelve months ended September 30, 2019 was $11 million, net. The pre-tax gains of the Company’s derivative interest rate swaps designated as cash flow hedges recorded in other comprehensive income and the Consolidated Statement of Comprehensive Income during the twelve months ended September 30, 2018 was $4 million.

The following is a summary of amounts recorded in the Consolidated Balance Sheets pertaining to the Company’s designated cash flows hedges at September 30, 2019 and September 30, 2018:

	September 30, 2019 (a)	September 30, 2018 (b)
	(in millions)
Other noncurrent assets	$2	$4
Other noncurrent liabilities	(13)	—

(a)	$2 million and $13 million of interest rate swaps in asset and liability positions, respectively.
(b)	$4 million of interest rate swap in an asset position.